TRANSACTIONS WITH SUNPOWER AND TOTALENERGIES	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
TRANSACTIONS WITH SUNPOWER AND TOTALENERGIES	TRANSACTIONS WITH SUNPOWER AND TOTALENERGIES
SunPower is a majority-owned subsidiary of TotalEnergies Solar and TotalEnergies Gaz, each a subsidiary of TotalEnergies SE. Prior to the Spin-off, we were partially owned by TotalEnergies SE through its ownership of SunPower.
In connection with the Spin-off, following the TZE Investment whereby TZE SG and an affiliate of TZE, purchased from Maxeon, for $298.0 million, 8,915,692 of Maxeon shares. TZE Investment, TotalEnergies Solar INTL SAS (“TotalEnergies Solar”), TotalEnergies Gaz Electricité Holdings France SAS, (“TotalEnergies Gaz”, with TotalEnergies Solar, each an affiliate of TotalEnergies SE and collectively “TotalEnergies”),as holders of record of SunPower’s ordinary shares, were issued Maxeon’s shares by way of pro rata distribution.
Following a series of transactions involving TZE and TotalEnergies since the Spin-off and with the closing of the Forward Purchase Agreement on August 30, 2024 whereby TZE SG acquired more than 50% ownership in the Company, TotalEnergies and its affiliates ceased to be a related party.
Transactions with SunPower
Sales to SunPower
During fiscal years 2024, 2023 and 2022, we had sales of $31.4 million, $206.0 million and $283.3 million to SunPower representing the sale of solar modules to SunPower. The pricing term is based on the supply agreement with SunPower. Sales to SunPower were recognized in line with our revenue recognition policy for sales to third-party customers, as discussed in Note 2. Summary of Significant Accounting Policies. As of December 31, 2023, accounts receivable due from SunPower related to these sales amounted to $0.6 million.
Agreements with SunPower
In connection with the Spin-off, we also entered into certain ancillary agreements that govern the relationships between SunPower and us following the Distribution, including: a tax matters agreement, employee matters agreement, transition services agreement, back to back agreement, brand framework agreement, cross license agreement, collaboration agreement, and supply agreement (collectively, the “Ancillary Agreements”).
In addition, under the Separation and Distribution Agreement with SunPower, SunPower has agreed to indemnify us for certain litigation and claims to which we are a party. The liabilities related to these claims and an offsetting receivable from SunPower are reflected on our Consolidated Balance Sheets. On August 5, 2024, SunPower Corporation (“SunPower”) filed a voluntary petition for bankruptcy under Chapter 11 of the US Bankruptcy Code, resulting in the rejection of the Separation and Distribution Agreement dated November 8, 2019, whereby SunPower had agreed to indemnify us for, including but not limited to, multiple litigations in which certain of our subsidiaries are parties, indemnification for tax disputes and certain warranty obligations for businesses that are not part of Maxeon's operations. In accordance with GAAP, we have booked a full provision for expected credit losses for such indemnified balances. See Note 6. Balance Sheet Components and Note 9. Commitments and Contingencies - Indemnifications.
On February 14, 2022, we entered into a supply agreement with SunPower (the “2022/2023 Supply Agreement”) which terminated and replaced the SunPower Supply Agreement entered in August 2020, pursuant to which the Company is supplying SunPower with modules based on our interdigitated back contact technology (“IBC Modules”) for use in residential installations in the Domestic Territory (as defined under “Item 3.D. Risk Factors.”). The 2022/2023 Supply Agreement provided for a minimum product volume and fixed pricing for 2022 and 2023 to reflect the prevailing market trends at the point of the 2022/2023 Supply Agreement, based on the power output (in watts) of the IBC Module. The 2022/2023 Supply Agreement, was amended on January 5, 2023 to increase minimum product volumes, update the pricing of IBC Modules for 2023 and extend exclusivity provisions that prohibit us from selling Maxeon 6 IBC Modules to anyone other than SunPower for use in the Domestic Territory until December 31, 2023. The pricing of our modules sold to SunPower was fixed for 2022 and 2023, based on the power output (in watts) of the IBC Module, but the pricing was updated to reflect current market trends. Additionally, either party could terminate undelivered volumes of Maxeon 6 IBC Modules during 2023 if the parties failed to reach an agreement adjusting pricing in the event of fluctuations in cost of polysilicon above a specified threshold. This was further amended on November 13, 2023, pursuant to the amendment, settlement and release agreement (the “SunPower Settlement Agreement”) entered into between the Company and SunPower, pursuant to which, amongst other matters, the parties agreed to certain amended product orders and deliveries under the 2022/2023 Supply Agreement, which product deliveries will take place in accordance with the volumes and schedule set out in the SunPower Settlement Agreement on a take-or-pay basis, at which time upon the performance of all related obligations thereunder, the 2022/2023 Supply Agreement shall also terminate. The Company was released (i) from the obligation to supply certain of its products exclusively to SunPower since March 31, 2024, and (ii) from the non-circumvention obligations under the 2022/2023 Supply Agreement since January 1, 2024. The 2022/2023 Supply Agreement ended on December 31, 2023.
The Company and SunPower also previously entered into the 2024/2025 Supply Agreement for supply of certain volumes of Maxeon 6 IBC Modules to SunPower for use in residential installations in the Domestic Territory. However, the 2024/2025 Supply Agreement was terminated pursuant to the terms of SunPower Settlement Agreement.
Apart from the termination of the 2022/2023 Supply Agreement and 2024/2025 Supply Agreement in accordance with the terms of the SunPower Settlement Agreement, we have agreed with SunPower on our obligation related to certain warranty claims. On top of this, we have been released (i) from the obligation to supply certain of its products exclusively to SunPower since March 31, 2024, and (ii) from the non-circumvention obligations under the 2022/2023 Supply Agreement since January 1, 2024. The SunPower Settlement Agreement also contemplated the issuance of warrants to purchase shares of SunPower’s ordinary shares on January 1, 2024, which warrants will be exercisable in the period beginning 135 days from the warrant issuance date, through 2025, and the mutual release of claims arising from the SunPower Supply Agreements (each as defined under “Note 3. Transactions with SunPower and TotalEnergies.”), subject to the terms and conditions set forth in the SunPower Settlement Agreement. On August 5, 2024, SunPower filed a voluntary petition for bankruptcy under Chapter 11 of the U.S. Bankruptcy Code. The warrants were rejected as part of the bankruptcy proceedings but limited impact is expected as any shares to be issued on exercise of the warrants have nominal value in light of SunPower’s bankruptcy filing. While we do not know how SunPower’s bankruptcy filing will ultimately affect the other terms of the SunPower Settlement Agreement, Maxeon’s delivery obligations under the SunPower Settlement Agreement have been satisfied.
The below table summarizes our transactions with SunPower, up to August 30, 2024, which is the date that SunPower is no longer a related party, in relation to these agreements:

	Fiscal Year Ended
(In thousands)	December 31, 2024	December 31, 2023	January 1, 2023
Charges from product collaboration agreement	$—	$1,861	$17,035
Net credit from transition services agreement	—	(78)	(3,019)

We had the following balances related to transactions with SunPower as of December 31, 2023:

As of
(In thousands)	December 31, 2023
Accounts receivable	$584
Other receivables from SunPower (Note 6)	3,448
Other receivables, non-current	6,220
Accounts payable	1,798
Accrued liabilities (Note 6)	2,198
Transactions with TotalEnergies
The following related party balances as of December 31, 2023 and amounts are associated with transactions entered into with TotalEnergies and its affiliates, up to August 30, 2024, which is the date that TotalEnergies is no longer a related party:

As of
(In thousands)	December 31, 2023
Accounts receivable	$13,390
Other receivables, current	794
Accounts payable	232
Contract liabilities, current portion	218
Contract liabilities, net of current portion	—
Refund liabilities (Note 6)	18,229

	Fiscal Year Ended
(In thousands)	December 31, 2024	December 31, 2023	January 1, 2023
Revenue	$2,289	$99,694	$76,216
Supply Agreements
In November 2016, SunPower and TotalEnergies entered into a 4-year, up to 200 megawatts (“MW”) supply agreement to support the solarization of certain TotalEnergies facilities (the “Solarization Agreement”). The agreement covers the supply of 150 MW of Maxeon 2 panels with an option to purchase up to another 50 MW of Performance line solar panels. In March 2017, SunPower received a prepayment totaling $88.5 million. The prepayment is secured by certain of Maxeon’s assets located in Mexico. The deliveries commenced since the second quarter of fiscal year 2017 with assignment and assumption agreement entered in August 2020 to assign all rights and obligation to Maxeon. In February 2021, TotalEnergies and the Company made certain amendments to extend the period of the agreement, product list, pricing, and terms for the repayment of remaining unused prepayment and the release of the assets pledge (the “Amendment to the Solarization Agreement”).
In March 2023, as a result of the Amendment to the Solarization Agreement, the parties have concluded on the total refund liability as $24.3 million, to be repaid in 12 equal installments from the first quarter of 2023 until the fourth quarter of 2025. The Company has paid three installments fiscal year 2023. As of December 31, 2023, $10.1 million and $8.1 million expected to be repaid to TotalEnergies is recognized in "Accrued liabilities" and “Other long-term liabilities” on our Consolidated Balance Sheets, respectively.

On May 30, 2024, the Company entered into a termination agreement of the Solarization Agreement, subject to issuance by the Company to TotalEnergies Tranche B Exchange Notes in an aggregate principal amount equal to approximately US$16.2 million. The Company shall be discharged and released in full of its obligation and liabilities of any kind under the Solarization Agreement and TotalEnergies shall fully, unconditionally and irrevocably release and discharge the security interest over Maxeon’s assets located in Mexico. Such notes were issued on July 5, 2024 which extinguish the refund liability obligation and the security charge over Maxeon’s assets located in Mexico has been fully release as of December 31, 2024.
In November 2021, the Company executed an order request from Danish Fields Solar LLC, a wholly-owned subsidiary of TotalEnergies SE, for the sale of Performance line modules that is governed by a framework agreement entered into between the Company and TotalEnergies Global Procurement on October 27, 2021. After granting security interests in certain assets located in Mexico, the Company received total prepayment of $57.1 million. In September 2023, the Company and Danish Fields Solar LLC entered into an Abatement and Amendment Agreement (the “Amendment and Abatement Agreement”) to amend certain terms to the order request, including the delivery schedule, utilization of the prepayment and abatement conditions for the liquidated damage claim by Danish Fields Solar LLC for the delay from the original schedule. The delivery of the modules was completed in the fourth quarter of fiscal year 2023, after the guaranteed delivery schedule pursuant to the Abatement and Amendment Agreement. The Company has incurred liquidated damage of $7.3 million for such delay which has been setoff against the receivable due from Danish Fields Solar LLC during fiscal year 2024 and the assets pledged in Mexico in relation to this contract has been released. The Company has assessed that the contract includes a significant financing component. Accordingly, the carrying amount for such prepayment is adjusted for the discount rate at the contract inception. The interest expense on significant financing component of $2.1 million for fiscal year 2023, has been recognized in “Interest expense” in the Consolidated Statements of Operation.
TCL ZHONGHUAN RENEWABLE ENERGY TECHNOLOGY CO. LTD. (“TZE”)
Agreements with TZE in Connection with the HSPV

In 2016 and 2017, SunPower entered into two joint ventures with TZE and other former partners, Huansheng Photovoltaic (Jiangsu) Co., Ltd (“HSPV”) , which is based in China and focused on sales of Performance line products within China, and SunPower Systems International Limited (“SPSI”), which is based in Hong Kong and focused on international sales. In September 2021, TZE made a capital injection of RMB270.0 million (equivalent to $41.6 million) to HSPVto facilitate the capacity expansion of HSPV. The Company did not make a proportionate injection based on its equity interest in HSPV which resulted in a dilution of the Company's equity ownership from 20.0% to 16.3%. As of December 31, 2023, we had an equity ownership of 16.3% in the joint venture and account for the joint venture as an equity method investment. Please refer to Note 10 Equity Investments for transactions with the joint venture.
In February 2021, we and SPSI entered into an offshore master supply agreement with HSPV and Huansheng New Energy (Jiangsu) Co., Ltd. (“HSNE”), a joint venture of HSPV, (the “Offshore Master Supply Agreement”) pursuant to which we will purchase and HSPV and HSNE will supply us with Performance line products of which, the pricing subject to segmented pricing principles and most favored nation pricing favorable to us, with the specific price and volume to be determined in a quarterly volume commitment letter subject to approvals from our Board.
In February 2021, we and SPSI also entered into an amended and restated business activities framework agreement with HSPV, HSNE, and TZE (the “Amended and Restated Business Activities Framework Agreement”), which maintains our rights, but not the obligation, to take up to 33% of HSPV’s capacity for sale directly into global DG markets outside of China and power plant markets in the United States and Mexico regions, while also allowing HSPV and HSNE to sell directly into global power plant markets outside of China under their own brand if approved on a case-by-case basis by us or SPSI depending on which entity shares the market with HSPV or HSNE, subject to a royalty payment for our license. In connection with these agreements, we also entered into intellectual property license agreements with HSPV and HSNE.
In November 2021, we and SPSI entered into an amendment to the Amended and Restated Business Activities Framework Agreement (“BAFA Amendment”) and an amendment to the Offshore Master Supply Agreement (the “MSA Amendment”). The BAFA Amendment and the MSA Amendment are aimed at providing more predictability to transfer pricing applicable to Performance line modules.

Under the MSA Amendment, a pricing mechanism has been agreed to with HSPV and HSNE based on prices set forth in a specified index for the month of scheduled delivery of the relevant products. The parties further agreed to review the pricing mechanism the relevant products at specified intervals and augment such pricing mechanism upon mutual agreement.

The BAFA Amendment does not change the Company’s right to purchase up to 33% of HSPV’s and HSNE’s annual production capacity for the sale of Performance line modules directly into global distributed generation (“DG”) markets outside of China and utility-scale markets in the United States and Mexico regions, and SPSI’s right to take up to 33% of |HSPV’s and HSNE’s annual production capacity for the sale of Performance line modules into global utility-scale markets with the exception of China, the United States and Mexico.
In October 2022, we entered into a temporary agreement with Huansheng New Energy (Tianjin) Co., Ltd. (“HSTJ”) (the “Temporary HSTJ Agreement”), a company which HSPV and its local partner have invested in, which included HSTJ as a party to the existing arrangements under the BAFA Amendment and the MSA Amendment and enabled HSTJ to manufacture and sell Performance Line products. The Temporary HSTJ Agreement is valid for 6 months and may be extended for a further 3 months with the Company’s consent. In December 2023, we entered into an amendment to the Temporary HSTJ Agreement, extending the validity to March 31, 2024. The above agreements were terminated on April 26, 2024 in connection to the sale of the equity interest in HSPV and the Company entered into a new master supply agreement (the “2024 HSPV Master Supply Agreement”), pursuant to which the Company will purchaseand HSPV and HSNE will exclusively supply Maxeon with DG Products. The 2024 HSPV Master Supply Agreement provides that the pricing of DG Products will be subject to an indexedpricing mechanism, volumes are to be determined based on a rolling demand forecast and purchase orders issued periodically subject to approvals from our Board. The 2024 Master SupplyAgreement also provides for notice to be given to the Company before any DG Products are discontinued and includes terms relating to operational management, supply chain management,inspection, representations and warranties, and legal compliance. HSPV and HSNE other TZE subsidiaries may sell P-Series solar modules that are of a larger format than the DG Products..
During fiscal year 2024, we disposed our equity interest in HSPV to Zhonghuan Hong Kong Holding Limited, a subsidiary of TZE for a consideration of $24.0 million. Consequently, we recognized a gain on disposal of $24.1 million, including the recycling of other comprehensive income to profit or loss. At the same time, the Company also entered into a non-exclusive and non-transferable intellectual property license agreement with TZE
SG to enable HSPV and other subsidiaries of TZE, to develop, manufacture and sell large scale P-Series solar modules worldwide (other than in the United States) and to develop and manufacture rooftop size P-Series solar modules (“DG Products”) exclusively for Maxeon to sell worldwide, for an upfront license fee of $10 million (“New IP License Agreement”). Under the New IP License Agreement,the Company and TZE will jointly review licensing and enforcement of intellectual property relating to P-Series solar modules, other than enforcement of patents registered in the United States, and the Company will share a certain percentage of licensing fees and/or awards from any enforcement actions relating to P-Series solar modules outside of the United States with TZE.
Such gain was recorded within “Other, net” in our Consolidated Statements of Operations.
Financing transactions with TZE
Pursuant to a stock purchase agreement dated April 13, 2021 with TZE SG, a wholly owned subsidiary of TZE, the Company sold to TZE SG 18,700 ordinary shares at a price of $1,800.00 per share in the 2021 TZE Private Placement.
On August 17, 2022, the Company completed the sale of $207.0 million in aggregate principal amount of 7.50% first lien senior secured convertible notes due 2027 (the “Existing 1L Notes”) to TZE SG, an existing shareholder of the Company, at a purchase price equivalent to 97% of the principal amount of the Existing 1L Notes. On May 30, 2024, the Company together with TZE SG entered into an amendment to the terms of the Existing 1L Notes as part of the debt restructuring transactions. Please refer to Note 11 Debt and Credit Sources for the convertible notes.
On May 19, 2023,the Company completed the Company Offering, the TotalEnergies Offering, each at a price per share of $2,800.00.
Pursuant to a share purchase agreement, dated May 16, 2023, Maxeon and TZE SG entered into the 2023 TZE Private Placement.
On May 31, 2024, the Company completed the sale of $25 million in principal amount of the Existing 1L Notes to TZE SG pursuant to the terms of a convertible note purchase agreement dated May 30, 2024. In connection with such transaction, the Company and certain of its subsidiaries incorporated in Singapore, Hong Kong, Bermuda, the Cayman Islands and Switzerland concurrently entered into customary secured transaction relating to certain assets (including intellectual property) located or registered in the United States to secure their respective obligations with respect to the Existing 1L Notes.

On June 20, 2024, pursuant to the terms of a securities purchase agreement entered into between the Company and TZE SG on May 30, 2024, the Company also completed the sale to TZE SG of $97.5 million in aggregate principal amount of the Company’s 9.00% Convertible First Lien Senior Secured Notes due 2029 (the “New 1L
Notes”) at an aggregate purchase price of $97.5 million consisting of (x) $70.0 million in cash consideration paid by the TZE SG, (y) $25.0 million in aggregate principal amount of Existing 1L Notes that were tendered by TZE SG in exchange for $25.0 million principal amount of New 1L Notes and (z) $2.5 million that was paid by TZE SG to a third-party consulting firm on behalf of the Company. In connection with the issuance of the New 1L Notes, the Company also issued to TZE SG a warrant (the “Investor Warrant”) for no additional consideration, granting TZE SG the right to purchase certain number of ordinary shares of the Company at $1 per share such that it maintains an ownership of 23.53% of the equity interest of the Company after giving effect of the conversion by the Exchange Notes noteholder or the exercise of of the Company’s option under the Optional Exchange. Such rights amounted to 1,345,663 ordinary shares that TZE SG can exercise. TZE SG has fully exercised such warrants which gave rise to the issuance of 1,345,663 ordinary shares with a proceed of $1.3 million.

Concurrently, on June 20, 2024, the Company entered into a supplemental indenture amending the Existing 1L
Notes in order to, among other things, (i) extend the maturity date of the Existing 1L Notes from August 17, 2027 to
August 17, 2029; (ii) amend the interest rate of the Existing 1L Notes from 7.50% per annum to (a) 8.50% per annum, if the Company elects to pay the interest in cash and payment-in-kind interest or (b) 7.50% per annum, if the
Company elects to pay the interest solely in cash; (iii) change the per share conversion price to equal conversion price of the New 1L Notes, subject to reset in the future in connection with the Forward Purchase; (iv) amend certain covenants of the Existing 1L Notes to permit the incurrence of indebtedness under the New 1L Notes, the Exchange
Notes and certain additional senior secured indebtedness of the Company; (v) amend certain covenants of the
Existing 1L Notes to (a) permit the incurrence of a security interest to secure the New 1L Notes on a pari passu basis, (b) to secure the Exchange Notes on a second lien basis, and (c) to secure certain senior indebtedness on a pari passu basis or on a second lien basis, as the case may be; and (vi) add new provisions with respect to the entry of an intercreditor agreement (the “Amended 1L Notes”). The Amended 1L Notes are 100% held by TZE SG.

In connection with the amendment to the Existing 1L Notes and the issuance of the New 1L Notes, the Company and TZE SG on June 20, 2024 entered into an amended and restated registration rights agreement (the “Registration Rights Agreement”), pursuant to which the Company agreed to file, within 90 days of receipt of a demand from TZE SG, a shelf registration statement for the resale of all Registrable Securities (as defined in the agreement) issued to TZE SG pursuant to the foregoing transactions. Additionally, on June 20, 2024, the Company entered into a supplemental deed to the then-existing Shareholders Agreement with TotalEnergies Solar INTL SAS, TotalEnergies Gaz Electricite Holdings SAS and TZE SG, in order to, among other things, provide for the establishment of the Strategy and Transformation Committee of the Maxeon Board, consisting of one TZE designee and two designees of the Maxeon Board.

On August 30, 2024, the Company issued and sold 82,919 ordinary shares to TZE at a purchase price of
$1,206.00 per share for an aggregate purchase price of approximately $100 million pursuant to the terms of the
Forward Purchase Agreement entered on June 14, 2024 by and between the Company and TZE SG.

As of August 30, 2024, after giving effect to the foregoing transactions, TZE owned approximately 69.3% of the voting power of the Company.
Silicon Wafer Master Supply Agreement
On November 16, 2021, we entered into a silicon wafer master supply agreement with TZE HK, a subsidiary of TZE for the purchase of P-Type G12 wafers which are intended to be incorporated into the Company’s Performance line modules planned for manufacture in Malaysia and Mexico and sale into the United States. The Company expects TZE HK to be its primary wafer supplier for Performance line modules and deliveries commenced in 2022. Deposit arrangements, payment terms and pricing mechanisms will be agreed to with TZE HK for the Company to reserve specified volumes in advance. The master supply agreement also sets out a general framework and customary operational and legal terms which govern the purchases of silicon wafer from TZE by the Company and its subsidiaries, including engineering changes, supply chain management, inspection, representations and warranties and legal compliance. In March 2022, we entered into an addendum to the master supply agreement, pursuant to which TZE HK will supply the Company with wafers to meet the Company’s volume requirements for calendar year 2023. In December 2023, we entered into an addendum to the master supply agreement for the Company’s volume requirement for calendar year 2024 at specified pricing.
The following related party balances and amounts summarizes transactions entered into with TZE and its affiliates, excluding transactions with HSPV:

	As of
(In thousands)	December 31, 2024	December 31, 2023
Deposit from TZE for sale of entities (Note 6)	$40,000	$—
Convertible notes (Note 11)	306,958	207,000

	Fiscal Year Ended
(In thousands)	December 31, 2024	December 31, 2023	January 1, 2023
Payments for purchases of silicon wafer	$—	$121,770	$87,228
Contractual interest expense on Existing 1L Notes	16,025	15,525	5,822
Contractual interest expense on New 1L Notes	3,169	—	$—
Sale of equity interest in joint venture	24,083	—	—
Sale of intellectual property	10,000	—	—